Background, Basis of Presentation, and Going Concern (Details) - License Agreement Terms [Member]	12 Months Ended
Dec. 31, 2014 USD ($)
2015 [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Royalty revenue	$ 40,000
2016 [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Royalty revenue	50,000
2017 [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Royalty revenue	65,000
2018 [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Royalty revenue	75,000
2019 [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Royalty revenue	100,000
2020 and thereafter [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Royalty revenue	$ 100,000